Investments - Long-term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Equity investments without readily determinable fair values
Opening balance	¥ 32,505		¥ 14,813
Additions	125,000		21,692
Impairment			(4,000)
Foreign exchange adjustment	(601)
Ending balance	156,904		32,505
Equity method investments
Opening balance	13,475
Additions			13,475
Share of losses of equity method investee	(4,279)
Ending balance	9,196		13,475
Opening balance	45,980		14,813
Additions	125,000		35,167
Impairment			(4,000)
Share of losses of equity method investee	(4,279)
Foreign exchange adjustment	(601)
Ending balance	¥ 166,100	$ 25,456	¥ 45,980